Leases and Other Liabilities	9 Months Ended
Sep. 30, 2024
Miscellaneous liabilities [abstract]
Leases and Other Liabilities
11.
LEASES AND OTHER LIABILITIES

Leases

	September 30, 2024	December 31, 2023
	$	$

Current portion of leases	1,241	854

Long term portion of leases
Office leases	1,182	1,199
Vehicles and equipment leases	36	69
Land lease	1,848	1,845
	3,066	3,113
Other liabilities
Mining contractor liability	3,500	3,500
	6,566	6,613

Leases for office space, vehicles and equipment have terms ranging from 2 to 5 years. The land lease for land near the city of Winnemucca has a term of 40 years from signing in November 2023.

Other Liabilities

During Q2 2019, LAC North America entered into a mining design, consulting and mining operations agreement with a mining contractor for Thacker Pass which included a financing component. In accordance with the agreement, LAC North America received $3,500 from the mining contractor in seven consecutive equal quarterly installments, with $1,500 received in 2019 and $2,000 received in 2020. These amounts are included in the mining contractor liability balance.

The Company will pay a success fee to the mining contractor of $4,675 upon achieving certain commercial mining milestones or repay the $3,500 advance without interest if such commercial mining milestones are not met.